Tax Status	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
Tax Status

Note 5.    Tax Status

Effective December 15, 2020, the Plan adopted a non-standardized pre-approved plan sponsored by Ascensus, LLC, the plan provider. The plan provider has received an opinion letter from the Internal Revenue Service as to the pre-approved plan’s qualified status. The pre-approved plan’s letter has been relied upon by this Plan. The Bank and the Plan Administrator believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Internal Revenue Code.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.